[PHOTO OF BRIDGE]

COLONIAL INSURED
MUNICIPAL FUND







SEMIANNUAL REPORT
MAY 31, 2001

President's Letter



DEAR SHAREHOLDER,

In the six months ended May 31, 2001 the fixed-income market was a mirror image of the year preceding it. Aggressive tightening by the Fed early in 2000 began to take effect, bringing rising interest rates and falling long-term rates to a screeching halt. This pattern then reversed, creating exactly the opposite situation in the first months of 2001.

Just before year-end, the Federal Reserve Board (the Fed) announced the first of five interest rate cuts during the period, totaling 250 basis points, or 2.5%. The Fed's aggressive easing sparked fears of inflation, which is of particular concern to longer-term issues. In order to lure investors, long-term bonds offered higher interest rates to reassure potential buyers that the yield on the bonds would outpace inflation. Consequently, while short-term rates fell throughout the first months of 2001, the long end of the yield curve suffered in contrast to the dramatic gains of December and early January.

In the following pages, you'll find out how your fund's managers reacted to the changes of 2001, and how they have positioned the fund based on their market outlook. As always, we thank you for choosing Colonial Insured Municipal Fund, and for giving Liberty Funds the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
July 12, 2001


           May Lose Value
 Not FDIC
 Insured
           No Bank Guarantee

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

PRICE PER SHARE AS OF 5/31/01 ($)

Net asset value                                                            15.04
------------------------------
Market price                                                               15.29
------------------------------
SIX-MONTH TOTAL RETURN AS OF 5/31/01 (%)

Net asset value                                                             5.67
Market price                                                               24.87
------------------------------
DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/00-5/31/01 ($)

                                                                           0.453
------------------------------
A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.

TOP 10 INDUSTRY SECTORS 5/31/01 (%)

Hospitals                                                                   13.4
------------------------------
Local general
obligations                                                                 11.7
------------------------------
Water & sewer                                                                8.1
------------------------------
Airport                                                                      7.5
------------------------------
Single family                                                                7.1
------------------------------
Ports                                                                        6.7
------------------------------
Air transportation                                                           5.6
------------------------------
Investor owned                                                               5.3
------------------------------
State appropriated                                                           5.2
------------------------------
Special non-property
tax                                                                          4.5
------------------------------

-  FUND POSTS STRONG GAINS EARLY IN THE PERIOD
     Despite the challenges faced by the long-term municipal bond market during the past few months, Colonial Insured Municipal Fund outperformed both its benchmark index and Lipper peer group. Though the fund reported a gain of 5.67% for the six months ended May 31, 2001 (based on NAV), much of the gain recorded during the period took place in December, when falling long-term interest rates boosted performance. This growth began to slow in 2001, when the fund's NAV fell in response to rising long-term interest rates.

-  HIGH YIELD SECTOR ELEVATES FUND PERFORMANCE
     In contrast to last year, 2001 has been particularly good for the high yield market. Throughout most of 2000, spreads in both the corporate and municipal bond sectors continued to widen, driving down the value of those types of issues. However, the past six months saw those spreads begin to tighten once more as the high yield market recovered and rates came down, improving fund performance.

-  FUND MAINTAINS LONGER DURATION
     During the period, we maintained a longer average maturity than that of our peers, believing that long-term rates would continue to fall. As the dramatic drop in long-term rates seen in December and January reversed itself, the fund was unable to sustain the strong gains posted early in the period. As the yield curve steepened in the last four months of the period, our overweighting at the long end hurt us, and the fund lost ground to some of its competition. However, our strategy is for the long term, and though equity markets have rebounded somewhat lately, we feel that this trend may be short-lived. Long-term, we expect further easing by the Fed, continued slowing both in the labor market and in corporate earnings, and a much slower rate of inflation than the market seems to expect. Taken together, our outlook paints a favorable picture for long-term bonds, and we intend to maintain our longer duration.

                                            William C. Loring, Jr.
                                            Brian M. Hartford, CFA
                                            -- Co-Portfolio Managers

                    SIX-MONTH TOTAL RETURN AS OF 5/31/01 (%)
[BAR CHART]

COLONIAL INSURED MUNICIPAL FUND                                  LEHMAN BROTHERS MUNICIPAL BOND INDEX
-------------------------------                                  ------------------------------------
5.67                                                                             4.73

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team identifies problems and reacts quickly to market changes.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.


                                                                              1
                                                                             ---

INVESTMENT PORTFOLIO
May 31, 2001
(Unaudited)

MUNICIPAL BONDS - 98.3%                 PAR          VALUE
--------------------------------------------------------------
EDUCATION - 5.8%
EDUCATION - 3.2%
DC, Catholic University of America,
  Series 1999,
    5.625% 10/1/29                   $1,000,000   $  1,016,770
MA State Health & Educational
  Facilities Authority Brandeis
  University, Series 1998 I,
    4.750% 10/1/28                    2,450,000      2,211,684
                                                  ------------
                                                     3,228,454
                                                  ------------
STUDENT LOAN - 2.6%
MA Educational Loan Authority,
  Issue G, Series 2000 A,
    5.950% 12/1/15                      500,000        532,345
MT Higher Education Student
  Assistance Corp., Series 1999 B,
    6.400% 12/1/32                    2,000,000      2,044,660
                                                  ------------
                                                     2,577,005
                                                  ------------
--------------------------------------------------------------
HEALTHCARE - 16.9%
CONGREGATE CARE RETIREMENT - 1.1%
NY Dormitory Authority, Miriam
  Osborne Memorial Home, Series
  2000 B,
    6.875% 7/1/19                       500,000        549,235
NY Suffolk County Industrial
  Development Agency, Jefferson
  Ferry, Series 1999 A,
    7.200% 11/1/19                      550,000        558,938
                                                  ------------
                                                     1,108,173
                                                  ------------
HEALTH SERVICES - 2.1%
WI Health & Educational Facilities
  Authority, Marshfield Clinic,
  Series 1999,
    6.250% 2/15/29                    2,000,000      2,090,020
                                                  ------------
HOSPITALS - 13.4%
CO Health Facilities Authority,
  Parkview Medical Center, Inc.,
  Series 2001,
    6.600% 9/1/25                       400,000        398,500
IA Finance Authority, Mercy Medical
  Center, Series 1999,
    5.750% 8/15/29                    1,000,000      1,019,220
IL Health Facilities Authority,
  Swedish American Hospital, Series
  2000,
    6.875% 11/15/30                     500,000        524,965

                                        PAR          VALUE
--------------------------------------------------------------
LA Public Facilities Authority,
  Touro Infirmary, Series 1999,
    5.625% 8/15/29                   $1,000,000   $    951,800
MA Health & Educational Facilities
  Authority, Cape Cod Health Care,
  Series 1998 B,
    5.450% 11/15/23                     500,000        433,655
MD Health & Educational Facilities
  Authority, University of Maryland
  Medical System,
    6.750% 7/1/30                       250,000        264,793
ME Health & Higher Educational
  Facilities Authority, Series 1999
  B,
    6.000% 7/1/29                     1,500,000      1,583,115
MI Flint Hospital Building
  Authority, Hurley Medical Center,
  Series 1998 B,
    5.375% 7/1/28                       500,000        387,510
MI Hospital Finance Authority,
  Series 1999 A,
    6.125% 11/15/26                   2,000,000      2,067,320
NV Henderson, Catholic Healthcare
  West, Series 1999 A,
    6.750% 7/1/20                       500,000        497,840
OH Jackson, Consolidated Health
  Systems, Series 1999,
    6.250% 10/1/29                    1,500,000      1,578,660
OK Industrial Authority, Integris
  Baptist Medical Center, Series
  1999,
    5.750% 8/15/29                    2,000,000      2,041,600
TX Richardson Hospital Authority,
  Baylor Richardson Medical Center,
  Series 1998,
    5.625% 12/1/28                      500,000        428,440
WA Health Care Facilities
  Authority, Kadlec Medical Center,
  Series 2001,
    5.875% 12/1/21                      300,000        301,842
WV Hospital Finance Authority,
  Charleston Area Med Center,
  Series 2000 A,
    6.750% 9/1/30                     1,000,000      1,056,680
                                                  ------------
                                                    13,535,940
                                                  ------------
NURSING HOME - 0.3%
MN Carlton, Inter-Faith Social
  Services, Inc., Series 2000,
    7.750% 4/1/29                       300,000        301,875
                                                  ------------

See notes to financial statements.

 2
---

May 31, 2001
(Unaudited)

MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
--------------------------------------------------------------
HOUSING - 8.3%
ASSISTED LIVING/SENIOR - 0.7%
DE Kent County, Heritage at Dover,
  Series 1999,
    7.625% 1/1/30                    $  250,000   $    223,438
NC Medical Care Commission, DePaul
  Community Facilities Project,
  Series 1999,
    7.625% 11/1/29                      500,000        484,375
                                                  ------------
                                                       707,813
                                                  ------------
MULTI-FAMILY - 0.5%
FL Broward County Housing Finance
  Authority, Chaves Lake Apartment
  Project, Series 2000,
    7.500% 7/1/40                       250,000        254,063
FL Clay County Housing Finance
  Authority, Madison Commons
  Apartments, Series 2000 A,
    7.450% 7/1/40                       250,000        254,063
                                                  ------------
                                                       508,126
                                                  ------------
SINGLE FAMILY - 7.1%
AK Housing Finance Corp., Series
  1999 A-1,
    6.150% 6/1/39                     1,975,000      2,054,040
CA Rural Home Mortgage Finance
  Authority, Series 1998 A,
    6.350% 12/1/29                    1,225,000      1,281,485
CO Housing Finance Authority:
  Series 1998 D-2,
    6.350% 11/1/29                    2,000,000      2,139,980
  Series 2000 B-2,
    7.250% 10/1/31                      500,000        562,945
OK Housing Finance Agency, Series
  2000 C-2,
    7.550% 9/1/28                     1,000,000      1,157,850
                                                  ------------
                                                     7,196,300
                                                  ------------
--------------------------------------------------------------
INDUSTRIAL - 1.2%
FOREST PRODUCTS - 1.0%
MN International Falls, Boise
  Cascade Corp., Series 1999,
    6.850% 12/1/29                    1,000,000      1,027,490
                                                  ------------
METALS & MINING - 0.2%
  IN Development Finance Authority,
    Inland Steel Co., Series 1996,
    7.250% 11/1/11                      250,000        190,625
                                                  ------------

                                        PAR          VALUE
--------------------------------------------------------------
OTHER - 2.5%
OTHER - 2.5%
AL Incentives Financing Authority,
  Series 1999 A,
    6.000% 10/1/29                   $2,000,000   $  2,133,080
SC Tobacco Settlement Revenue
  Management Authority, Series 2001
  B,
    6.375% 5/15/28                      400,000        404,004
                                                  ------------
                                                     2,537,084
                                                  ------------
--------------------------------------------------------------
TAX-BACKED - 25.5%
LOCAL APPROPRIATED - 2.1%
OK Grady County Correctional
  Facility, Series 1999,
    6.000% 11/1/29                    1,000,000      1,050,530
TX Houston, Series 2000,
    6.400% 6/1/27                     1,000,000      1,090,990
                                                  ------------
                                                     2,141,520
                                                  ------------
LOCAL GENERAL OBLIGATIONS - 11.7%
CA Union Elementary School
  District, Series 1999 A,
    (a) 9/1/16                        1,400,000        630,490
IL Chicago, Series 1998,
    5.250% 1/1/28                     1,000,000        972,720
IL Coles & Cumberland Counties
  Unified School District, Series
  2000,
    (a) 12/1/14                       2,080,000      1,031,950
MI Chippewa Valley School,
    4.750% 5/1/23                     1,500,000      1,362,285
MI Jonesville Community Schools,
  Series 1999,
    5.750% 5/1/20                     2,000,000      2,083,720
PA Philadelphia:
  Series 1999 C,
    5.750% 3/1/29                     1,750,000      1,813,088
  Series 2001,
    5.000% 9/15/31                      500,000        469,450
PA Pittsburgh, Series 1999 A,
    5.750% 9/1/21                     1,250,000      1,302,338
RI North Kingstown, Series 1999,
    5.875% 10/1/25                    2,000,000      2,103,240
                                                  ------------
                                                    11,769,281
                                                  ------------

See notes to financial statements.

                                                                              3
                                                                             ---

May 31, 2001
(Unaudited)

MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
--------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 4.5%
IL Metropolitan Pier & Exposition
  Authority, McCormick Place
  Expansion Project, Series 1999,
    5.500% 12/15/24 (b)              $2,000,000   $  2,017,460
NY Metropolitan Transportation
  Authority, Series 1998 A,
    5.250% 7/1/28                     2,000,000      2,009,220
VI Virgin Islands Public Finance
  Authority, Series 1999,
    6.500% 10/1/24                      500,000        535,705
                                                  ------------
                                                     4,562,385
                                                  ------------
SPECIAL PROPERTY TAX - 2.0%
CA Pittsburg Redevelopment Agency,
  Los Medanos Project, Series 1999,
    (a) 8/1/26                        2,500,000        601,725
CA San Clemente, Act of 1915,
  Series 1999,
    6.050% 9/2/28                       700,000        696,500
FL Indigo Community Development
  District, Series 1999 B,
    6.400% 5/1/06                       500,000        503,750
FL Lexington Oaks Community
  Development District, Series 2000
  A,
    7.200% 5/1/30                       185,000        190,781
                                                  ------------
                                                     1,992,756
                                                  ------------
STATE APPROPRIATED - 5.2%
IL Department of Central Management
  Services, Series 1999,
    5.850% 7/1/19                     2,000,000      2,081,120
NY Dormitory Authority, Series 1999
  C,
    5.500% 7/1/29                     3,055,000      3,114,053
                                                  ------------
                                                     5,195,173
                                                  ------------
--------------------------------------------------------------
TRANSPORTATION - 21.1%
AIR TRANSPORTATION - 5.6%
FL Miami-Dade County Industrial
  Development Authority, Airis
  Miami II, LLC, Series 1999 A,
    6.000% 10/15/25                   1,000,000      1,054,130
IL Chicago O'Hare International
  Airport, United Airlines, Inc.,
  Series 2000 A,
    6.750% 11/1/11                      500,000        514,080
MA Port Authority, US Airways,
  Inc., Series 1999,
    6.000% 9/1/21                     2,500,000      2,632,025

                                        PAR          VALUE
--------------------------------------------------------------
NC Charlotte, US Airways, Inc.,
  Series 2000,
    7.750% 2/1/28                    $  250,000   $    247,500
NJ Economic Development Authority,
  Continental Airlines, Inc.,
  Series 1999,
    6.250% 9/15/29                      500,000        463,125
TX Dallas-Fort Worth International
  Airport, American Airlines, Inc.,
  Series 1999,
    6.375% 5/1/35                       500,000        499,965
WA Seattle Northwest Airlines,
    7.250% 4/1/30                       250,000        245,625
                                                  ------------
                                                     5,656,450
                                                  ------------
AIRPORT - 7.5%
NY Niagara Frontier Transportation
  Authority, Series 1999 A,
    5.625% 4/1/29                     2,000,000      2,041,460
TN Memphis-Shelby County, Airport
  Authority, Series 1999 D,
    6.000% 3/1/24                     5,280,000      5,558,098
                                                  ------------
                                                     7,599,558
                                                  ------------
PORTS - 6.7%
AL Docks Department, Series 1998,
    5.500% 10/1/22                    3,500,000      3,553,305
WA Seattle Special Port Authority,
  Terminal 18, Series 1999 A,
    6.000% 9/1/29                     3,000,000      3,179,100
                                                  ------------
                                                     6,732,405
                                                  ------------
TRANSPORTATION - 1.3%
NV Department of Business &
  Industry, Las Vegas Monorail
  Project, Series 2000,
    7.375% 1/1/40                       250,000        250,313
OH Toledo-Lucas County Port
  Authority, CSX Transportation,
  Inc., Series 1992,
    6.450% 12/15/21                   1,000,000      1,052,690
                                                  ------------
                                                     1,303,003
                                                  ------------
--------------------------------------------------------------
UTILITY - 17.0%
INDEPENDENT POWER PRODUCER - 1.6%
MI Midland County Economic
  Development Corp., Series 2000,
    6.875% 7/23/09                      500,000        513,125
NY Suffolk County Industrial
  Development Agency, Nissequogue
  Cogen Partners, Series 1998,
    5.500% 1/1/23                       300,000        268,500

See notes to financial statements.

 4
---

May 31, 2001
(Unaudited)

MUNICIPAL BONDS (CONTINUED)             PAR          VALUE
--------------------------------------------------------------
UTILITY (CONTINUED)
INDEPENDENT POWER PRODUCER (CONTINUED)
PR Commonwealth of Puerto Rico
  Industrial, Educational, Medical
  & Environmental Cogeneration
  Facilities, AES Project, Series
  2000
    6.625% 6/1/26                    $  300,000   $    314,982
VA Pittsylvania County Industrial
  Development Authority, Multitrade
  of Pittsylvania, L.P., Series
  1994 A,
    7.500% 1/1/14                       500,000        481,875
                                                  ------------
                                                     1,578,482
                                                  ------------
INVESTOR OWNED - 5.3%
CA Pollution Control Finance
  Authority, San Diego Gas &
  Electric Co., Series 1991 A,
    6.800% 6/1/15                       500,000        530,070
HI Department of Budget & Finance,
  Hawaiian Electric Co., Series
  1999 C,
    6.200% 11/1/29                    2,000,000      2,128,480
TX Brazos River Authority, Houston
  Industries, Inc., Series 1998 A,
    5.125% 5/1/19                     2,765,000      2,690,622
                                                  ------------
                                                     5,349,172
                                                  ------------
JOINT POWER AUTHORITY - 0.5%
NC Eastern Municipal Power Agency,
  Series 1999 D,
    6.700% 1/1/19                       500,000        531,035
                                                  ------------
MUNICIPAL ELECTRIC - 1.5%
TX Lower Colorado River Authority,
  Series 1999 A,
    5.500% 5/15/21                    1,500,000      1,518,990
                                                  ------------
WATER & SEWER - 8.1%
AL Jefferson County Sewer
  Authority, Series 1999 A,
    5.750% 2/1/38                     2,000,000      2,059,600
SC Lugoff-Elgin Water Authority,
  Series 1999,
    6.050% 11/1/31                    1,500,000      1,589,325
TX Houston:
  Series 1997 A,
    5.375% 12/1/27                    3,000,000      2,973,630
  Series 1999 A,
    4.750% 12/1/24                    1,750,000      1,575,910
                                                  ------------
                                                     8,198,465
                                                  ------------
TOTAL MUNICIPAL BONDS
(cost of $93,238,062)                               99,137,580
                                                  ------------

                                       SHARES        VALUE
--------------------------------------------------------------
MUNICIPAL PREFERRED STOCKS - 0.5%
--------------------------------------------------------------
HOUSING - 0.5%
MULTI-FAMILY - 0.5%
Charter Mac Equity Issue Trust,
    7.100% 6/30/49 (c) (cost of
    $500,000)                           500,000   $    519,375
                                                  ------------
SHORT-TERM OBLIGATION - 0.3%                PAR
--------------------------------------------------------------
VARIABLE RATE DEMAND NOTE - 0.3% (D)
MN Minneapolis, Series 1998 B,
    2.850% 12/01/16 (cost of
    $325,000)                        $  325,000        325,000
                                                  ------------
TOTAL INVESTMENTS
(cost of $94,063,062) (e)                           99,981,955
                                                  ------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                 904,101
                                                  ------------
NET ASSETS - 100.0%                               $100,886,056
                                                  ------------

NOTES TO INVESTMENT PORTFOLIO:

 (a) Zero coupon bond.
 (b) This security, or a portion thereof, with a total market value of $2,017,460 is being used to collateralize open futures contracts.
 (c) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities laws. At May 31, 2001, these securities amounted to $519,375, which represented 0.5% of net assets.

Additional information on these restricted securities held at May 31, 2001, is as follows:

                                           Acquisition    Acquisition
                Security                      Date           Cost
---------------------------------------------------------------------
Charter Mac Equity Issue Trust               7/6/00        $500,000

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2001.
 (e) Cost for federal income tax purposes is the same.

Short futures contracts open at May 31, 2001:

                              Par value                    Unrealized
                             covered by     Expiration    depreciation
           Type               contracts       month        at 5/31/01
----------------------------------------------------------------------
Municipal Bond               $10,400,000    September       $(76,479)

See notes to financial statements.

                                                                              5
                                                                             ---

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001
(Unaudited)

ASSETS
Investments, at value (cost of $94,063,062)    $ 99,981,955
Cash                                                 75,933
Receivable for:
  Interest                                        1,525,450
  Expense reimbursement from Advisor                    648
  Other assets                                       10,735
                                                -----------
  Total Assets                                  101,594,721

LIABILITIES
Payable for:
  Distributions -- common shares                    338,284
  Distributions -- preferred shares                  17,024
  Investments purchased                             242,826
  Variation margin on futures contracts              75,080
  Management fee                                     29,390
  Bookkeeping fee                                     2,486
  Trustees' fee                                       2,050
  Custody fee                                           350
  Deferred Trustees' fees                             1,175
                                                -----------
  Total Liabilities                                 708,665
                                                -----------
NET ASSETS                                     $100,886,056
                                                -----------
COMPOSITION OF NET ASSETS
Auction Preferred Shares (1,492 shares
  issued and outstanding at $25,000 per
  share)                                       $ 37,300,000
Paid in capital -- common shares                 59,890,735
Undistributed net investment income                 116,811
Accumulated net realized loss                    (2,263,904)
Net unrealized appreciation (depreciation)
  on:
  Investments                                     5,918,893
  Open futures contracts                            (76,479)
                                                -----------
NET ASSETS                                     $100,886,056
                                                -----------
Net Assets at value for 4,226,667 common
  shares of beneficial interest outstanding    $ 63,586,056
                                                -----------
Net asset value per common share               $      15.04
                                                -----------
Net Assets at value including undeclared
  dividends for 1,492 preferred shares
  outstanding                                  $ 37,300,000
                                                -----------

STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2001
(Unaudited)

INVESTMENT INCOME
Interest Income                                   $2,904,165
EXPENSES
Management fee                       $  328,524
Bookkeeping fee                          14,983
Trustees' fee                             4,186
Custody fee                               2,002
Preferred shares remarketing
  commissions                            46,550
Other expenses                           35,270
                                      ---------
  Total expenses                        431,515
Fees waived or borne by the
  Advisor                              (152,754)
                                      ---------
  Net Expenses                                       278,761
                                                   ---------
  Net Investment Income                            2,625,404
                                                   ---------
NET REALIZED & UNREALIZED GAIN
(LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                           277,568
  Closed futures contracts             (381,062)
                                      ---------
    Net realized loss                               (103,494)
Net change in unrealized
  appreciation/ depreciation on:
  Investments                         1,496,092
  Open futures contracts                 85,974
                                      ---------
  Net change in unrealized
    appreciation/depreciation                      1,582,066
                                                   ---------
    Net Gain                                       1,478,572
                                                   ---------
Increase in Net Assets from
  Operations                                      $4,103,976
                                                   ---------

See notes to financial statements.

 6
---

STATEMENT OF CHANGES IN NET ASSETS

                                   (UNAUDITED)
                                    SIX MONTHS
                                      ENDED        YEAR ENDED
                                     MAY 31,      NOVEMBER 30,
                                   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS      2001           2000
--------------------------------------------------------------
Operations:
Net investment income              $  2,625,404   $ 5,251,005
Net realized loss on investments
  and futures contracts                (103,494)   (2,160,409)
Net change in unrealized
  appreciation/depreciation on
  investments and futures
  contracts                           1,582,066     4,468,477
                                    -----------   -----------
  Net Increase from Operations        4,103,976     7,559,073
                                    -----------   -----------
Distributions to Shareholders:
  Distributions from net
    investment income -- common
    shares                           (1,914,682)   (3,941,369)
  Distributions from net
    investment income --
    preferred shares                   (654,332)   (1,458,340)
                                    -----------   -----------
  Total Distributions to
    Shareholders                     (2,569,014)   (5,399,709)
                                    -----------   -----------
Share Transactions:
Subscriptions -- common shares               --     6,003,900
Preferred share initial offering
  (net of $534,170 commissions
  and offering costs)                        --    36,765,830
                                    -----------   -----------
Net Increase from Share
  Transactions                               --    42,769,730
                                    -----------   -----------
  Total Increase in Net Assets        1,534,962    44,929,094
NET ASSETS
Beginning of period                  99,351,094    54,422,000
                                    -----------   -----------
End of period (including
  undistributed
  net investment income of
  $116,811 and $60,421,
  respectively)                    $100,886,056   $99,351,094
                                    -----------   -----------
                                   (UNAUDITED)
                                    SIX MONTHS
                                      ENDED        YEAR ENDED
                                     MAY 31,      NOVEMBER 30,
                                   -----------    ------------
      NUMBER OF FUND SHARES            2001           2000
--------------------------------------------------------------
Common Shares:
Sold                                         --       420,000
Outstanding at
  Beginning of period                 4,226,667     3,806,667
                                    -----------   -----------
  End of period                       4,226,667     4,226,667
                                    -----------   -----------
Preferred Shares:
Issued in initial offering                   --         1,492
Outstanding at
  Beginning of period                     1,492            --
                                    -----------   -----------
  End of period                           1,492         1,492
                                    -----------   -----------

See notes to financial statements.

                                                                              7
                                                                             ---

NOTES TO FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Colonial Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a nondiversified, closed-end, management investment company. The Fund's investment objective is to provide current income generally exempt from ordinary federal income tax. The Fund authorized an unlimited number of common shares of beneficial interest and 1,492 Auction Preferred Shares ("APS").

On October 29, 1999 and December 10, 1999 the Fund completed the offering of 3,800,000 and 420,000 common shares, respectively, at a price of $15.00 per share, raising $54,321,000 and $6,003,900, respectively, net of underwriting and offering costs.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Fund currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common and preferred shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2001 was 3.08%. For the six months ended May 31, 2001, the Fund paid dividends to Auction Preferred shareholders amounting to $654,332 representing an average APS dividend rate of 3.52%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets. Through November 30, 2004, the Advisor has agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Fund's average weekly net assets over $50 million.

EXPENSE LIMITS:

The Advisor has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, preferred dividends, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average net assets. This arrangement may be modified or terminated by the Advisor at any time.

 8
---

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PREFERRED SHARE OFFERING

On December 20, 1999, the Fund offered and currently has outstanding 1,492 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $36,927,000, were received upon completion of the offering.

Costs incurred by the Fund in connection with the offering of the APS totaling $161,170 were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2001, there were no such restrictions on the Fund.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $6,444,449 and $6,601,184, respectively.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                   $6,101,959
Gross unrealized depreciation                     (183,066)
                                                 ---------
  Net unrealized appreciation                   $5,918,893
                                                 ---------

CAPITAL LOSS CARRYFORWARDS:

At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

YEAR OF EXPIRATION   CAPITAL LOSS CARRYFORWARD
------------------   -------------------------
       2008                 $1,407,000

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

                                                                              9
                                                                             ---

FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED          YEAR ENDED       PERIOD ENDED
                                                                MAY 31,        NOVEMBER 30,      NOVEMBER 30,
                                                              -----------      ------------      ------------
                                                                 2001              2000            1999(A)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 14.68          $ 14.30           $ 14.33
                                                               --------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.62             1.24(i)           0.06
Offering costs -- common shares                                      --            (0.00)(j)         (0.03)
Commission and offering costs -- preferred shares                 (0.01)           (0.13)               --
Net realized and unrealized gain (loss) on investments and
  futures contracts                                                0.35             0.55             (0.06)
                                                               --------        ----------        ----------
  Total from Investment Operations                                 0.96             1.66             (0.03)
                                                               --------        ----------        ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common shares                       (0.45)           (0.93)               --
From net investment income -- preferred shares                    (0.15)           (0.35)               --
                                                               --------        ----------        ----------
  Total Distributions Declared to Shareholders                    (0.60)           (1.28)               --
                                                               --------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                                  $ 15.04          $ 14.68           $ 14.30
                                                               --------        ----------        ----------
Market price per share -- common shares                         $ 15.29          $ 12.63           $ 15.00
                                                               --------        ----------        ----------
Total return -- based on market value (b)(c)                     24.87%(d)        (9.77%)            0.00%(d)
                                                               --------        ----------        ----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                                                      0.87%(f)(g)(h)     0.86%(g)(h)     0.55%(f)
Net investment income (e)                                         8.22%(f)(g)      6.34%(g)          4.38%(f)
Waiver/Reimbursement                                              0.48%(f)(g)      0.48%(g)          0.61%(f)
Portfolio turnover                                                   6%(d)           33%                7%(d)
Net assets at end of period (000) -- common shares              $63,586          $62,051           $54,422

(a)  The Fund commenced investment operations on October 29, 1999.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.
(g) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(h) Ratio calculated using average net assets of the Fund equals 0.55% for the six months ended May 31, 2001 and 0.54% for the year ended November 30, 2000.
(i) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(j)  Represents less than $0.01 per share.

See notes to financial statements.

10
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DIVIDEND REINVESTMENT PLAN

1. You, EquiServe Trust Company, will act as Agent for me, and will open an account for me under the Dividend Reinvestment Plan with the same registration as my shares of the Fund are currently registered. You will effect the dividend reinvestment option on my behalf as of the first record date for an income dividend or capital gain distribution ("distribution"), separately or collectively, after you receive the authorization duly executed by me.

2. Whenever the Fund declares a distribution payable in the Fund's shares of beneficial interest ("shares") or cash at the option of the shareholder, I hereby elect to take such distribution entirely in shares, subject to the terms of this Plan. If on the valuation date the Fund's net asset value per share is less than the market price (including estimated brokerage commissions), you shall on the payable date automatically receive for my account from the Fund that number of newly-issued shares that the cash otherwise receivable by me would purchase if the purchase price per share equaled the higher of: (a) net asset value per share on the valuation date, or (b) 95% of market price (not including estimated brokerage commission) on the payable date; except if the market price (not including estimated brokerage commissions) on the payable date is less than 95% of the net asset value per share on the valuation date, you shall receive a distribution of cash from the Fund and shall apply the amount of such distribution to the purchase in the open market of shares of my account, commencing on the business day after the payable date, subject to the condition that such purchases must be made at a "discount" during the remainder of the "buying period." "Discount" is defined as a market price per share (including estimated brokerage commissions) which is lower than the most recently determined net asset value per share (as calculated from time to time). "Buying period" shall mean the period commencing the first business day after the valuation date and ending at the close of business on the business day preceding the "ex" date for the next distribution. The valuation date will be the last business day of the week preceding the week of the payable date.

3. Should the Fund's net asset value per share exceed the market price (including estimated brokerage commissions) on the valuation date for a distribution, you shall receive for my account a distribution in cash from the Fund and shall apply the amount of such distribution on my shares to the purchase in the open market of shares for my account commencing on the first business day after the valuation date, subject to the condition that such purchases must be made at a discount during the buying period.

4. In the event you are instructed to purchase shares in the open market pursuant to paragraph 2 or 3 hereof, and you are unable for any reason to invest the full amount of the distribution in shares acquired in open-market purchases at a discount during the buying period, you will invest the uninvested portion of such distribution in newly-issued shares at the close of business at the end of such buying period at the higher of: (a) net asset value determined at such close, or (b) 95% of the market price (not including estimated brokerage commissions) at such close.

5. You may not acquire newly-issued shares after the valuation date unless you have received a legal opinion that registration of such shares is not required under the Securities Act of 1933, as amended, or unless the shares to be issued are registered under such an Act.

6. For all purposes of the Plan: (a) the market price of the shares on a particular date shall be the last sales price on the New York Stock Exchange on that date, or if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such shares on such Exchange on such date (in either case including or not including estimated brokerage commissions as provided above) and (b) net asset value per share of the shares on a particular date shall be as determined by or on behalf of the Fund.

7. Open-market purchases provided for above may be made on any securities exchange where the shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as you shall determine. My cash funds held by you uninvested will not bear interest and it is understood that, in any event, you shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. You shall have no responsibility as to the value of the shares acquired for my account. For the purposes of open-market purchases with respect to the Plan you may commingle my funds with those of other shareholders of the Fund for whom you similarly act as Agent, and the average price (including brokerage commissions) of all shares purchased by you as Agent shall be the price per share allocated to me in connection therewith.

8. You may hold my shares acquired pursuant to my authorization, together with the shares of other shareholders of the Fund acquired pursuant to similar authorizations, in non-certificate form in your name or that of your nominee. You will forward to me any proxy solicitation material and will vote any shares so held for me only in accordance with the proxy returned by me to the Fund. Upon my written request, you will deliver to me, without charge, a certificate or certificates for the full shares.

9. You will confirm to me each investment made for my account as soon as practicable but not later than 60 days after the date thereof. Although I may from time to time have an undivided fractional interest (computed to three decimal places) in a share, no certificates for a fractional share will be issued. However, distributions on fractional shares will be credited to my account. In the event of termination of my account under the Plan, you will sell such undivided fractional interests at the market value of the shares at the time of termination and send the net proceeds to me.

10. Any stock dividends or split shares distributed by the Fund on shares held by you for me will be credited to my account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for me under the Plan will be added to other shares held by me in calculating the number of rights to be issued to me.

11. Your fee for service described in this Plan will be paid by the Fund. I will be charged a pro rata share of brokerage commission on all open-market purchases.


                                                                             11
                                                                             ---

12. I may terminate my account under the Plan by notifying you in writing. Such termination will be effective immediately if my notice is received by you prior to the record date of subsequent distributions. The Plan may be terminated by you or the Fund upon notice in writing mailed to me at least 30 days prior to any record date for the payment of any distribution of the Fund. Upon any termination you will cause a certificate or certificates for the full shares held for me under the Plan and the proceeds from the sales of any fractional shares to be delivered to me without charge. If I elect by notice to you in writing in advance of such termination to have you sell part or all of my shares and remit the proceeds to me, you are authorized to deduct brokerage commission for this transaction from the proceeds.

If I decide to terminate my account under the Plan, I may request that all my Plan shares, both full and fractional, be sold. The per share price may fall during the period between my request for sale and the sale in the open market which will be made within ten trading days after the Agent receives my request. The proceeds of the sale less a $2.50 service fee, plus any brokerage commission will be mailed to me after the settlement of funds from the brokerage firm. The settlement is three business days after the sale of shares.

13. These Terms and Conditions may be amended or supplemented by you or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to me appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by me unless, prior to the effective date thereof, you receive written notice of the termination of my account under the Plan. Any such amendment may include an appointment by you in your place and stead of successor Agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these Terms and Conditions. Upon any such appointment of any Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for my account, all distributions payable on shares held in my name or under the Plan for retention or application by such successor Agent as provided in these Terms and Conditions.

14. You shall at all times act in good faith and agree to use your best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by your negligence, bad faith or willful misconduct, or that of your employees.

15. These Terms and Conditions shall be governed by the laws of the Commonwealth of Massachusetts.

12
---

                           IMPORTANT INFORMATION ABOUT THIS REPORT

                           The Transfer Agent for Colonial Insured Municipal Fund is:

                           EquiServe Trust Company
                           100 Federal Street
                           Boston, MA 02110
                           1-800-730-6001

                           The Colonial Insured Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

                           This report has been prepared for shareholders of Colonial Insured Municipal Fund.

Transfer Agent

TRUSTEES


DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


COLONIAL INSURED MUNICIPAL FUND                                SEMIANNUAL REPORT




                                                  ID-03/212G-0501 (7/01) 01/1239